Note 8 - Leases (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Note 8 - Leases - Future Minimum Lease Payments to be Received

Reminder of 2025	$1,725,506
2026	2,710,525
2027	879,112
2028	894,416
2029	913,319
Thereafter	3,251,053
Total future minimum lease payments	$10,373,932